Santo Mining Corp. - Balance Sheet - Unaudited (USD $)	Jan. 31, 2013 Scenario, Forecast [Member]	Jul. 31, 2012 Scenario, Plan [Member]
CURRENT ASSETS
Cash	$ 32,079	$ 50,793
Total Current Assets	32,079	50,793
Mineral claims	116,915	63,912
Website, net of amortization of $1,502 and $1,340, respectively	3,588	3,540
Deposits	85,310	16,826
TOTAL ASSETS	237,892	135,071
CURRENT LIABILITIES
Accounts payable and accrued expenses	101,224	46,172
Related party payable	79,696	79,696
TOTAL LIABILITIES	180,920	125,868
STOCKHOLDERS' EQUITY
Preferred stock, 450,000,000 shares authorized, $0.00001 par value; none issued and outstanding	0	0
Common stock, 450,000,000 shares authorized, $0.00001 par value; 64,352,005 and 63,635,340 shares issued and outstanding, respectively	644	636
Additional paid-in capital	620,101	290,123
Deficit accumulated during the development stage	(563,773)	(281,556)
TOTAL STOCKHOLDERS' EQUITY	56,972	9,203
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 237,892	$ 135,071